SUBSEQUENT EVENT (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 10, 2025 $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Mar. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
SUBSEQUENT EVENT
Granted (in dollars per share) | ¥ / shares		¥ 5.69
Subscription receivables		¥ 292,721		$ 40,103	¥ 292,721
Subsequent event
SUBSEQUENT EVENT
Subscription receivables | ¥			¥ 292,721
Subsequent event | Employees 2021 Plan | RSU
SUBSEQUENT EVENT
Number of shares granted	372,780
Granted (in dollars per share) | $ / shares	$ 3.49
Number of awards granted	4,308
Vesting term	4 years